The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for CTIVP® - William Blair International Leaders Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 8, 2020 (Accession No. 0001193125-20- 100992), which is incorporated herein by reference.

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